Note 16 - Financial Assets and Liabilities - Fair Value Measurement Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Fair value of liabilities	$ 0
Level 1 of fair value hierarchy [member] | Liabilities in short position [member]
Statement Line Items [Line Items]
Fair value of liabilities		$ 500
Level 1 of fair value hierarchy [member] | Preferred shares in associates [member]
Statement Line Items [Line Items]
Fair value of assets
Level 1 of fair value hierarchy [member] | Loans to consumers [member]
Statement Line Items [Line Items]
Fair value of assets
Level 1 of fair value hierarchy [member] | Listed equity instruments [member[
Statement Line Items [Line Items]
Fair value of assets	42,146	1,165
Level 2 of fair value hierarchy [member] | Liabilities in short position [member]
Statement Line Items [Line Items]
Fair value of liabilities
Level 2 of fair value hierarchy [member] | Preferred shares in associates [member]
Statement Line Items [Line Items]
Fair value of assets
Level 2 of fair value hierarchy [member] | Loans to consumers [member]
Statement Line Items [Line Items]
Fair value of assets
Level 2 of fair value hierarchy [member] | Listed equity instruments [member[
Statement Line Items [Line Items]
Fair value of assets
Level 3 of fair value hierarchy [member] | Liabilities in short position [member]
Statement Line Items [Line Items]
Fair value of liabilities
Level 3 of fair value hierarchy [member] | Preferred shares in associates [member]
Statement Line Items [Line Items]
Fair value of assets	80,000	30,000
Level 3 of fair value hierarchy [member] | Loans to consumers [member]
Statement Line Items [Line Items]
Fair value of assets	93,115	3,092
Level 3 of fair value hierarchy [member] | Listed equity instruments [member[
Statement Line Items [Line Items]
Fair value of assets